Employee Benefits - Schedule of Reconciliation for Net Defined Benefit Asset (Liability) and Its Components (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined benefit obligation [member]
Disclosure of reconciliation for net defined benefit asset (liability) and its components [line items]
Balance at beginning	$ (3,257,962)	$ (3,128,927)
Included in profit or loss
Service cost	(4,104)	(5,289)
Interest cost	(39,337)	(49,598)
Expected return on plan assets	0	0
Subtotal in profit or loss	(43,441)	(54,887)
Included in other comprehensive income
Actuarial (loss) gain arising from demographic assumptions	89,851	(15,795)
Actuarial (loss) gain arising from financial assumptions	(206,995)	(178,212)
Actuarial (loss) gain arising from experience adjustment	228,466	84,437
Return on plan assets excluding interest income	0	0
Subtotal in other comprehensive income	111,322	(109,570)
Other changes
Contributions paid by the employer	0	0
Benefits paid	33,936	36,915
Effect of changes in exchange rates and others	157	(1,493)
Subtotal of other changes	34,093	35,422
Balance at ending	(3,155,988)	(3,257,962)
Fair value of plan assets [member]
Disclosure of reconciliation for net defined benefit asset (liability) and its components [line items]
Balance at beginning	2,367,273	2,213,018
Included in profit or loss
Service cost	0	0
Interest cost	0	0
Expected return on plan assets	28,880	35,408
Subtotal in profit or loss	28,880	35,408
Included in other comprehensive income
Actuarial (loss) gain arising from demographic assumptions	0	0
Actuarial (loss) gain arising from financial assumptions	0	0
Actuarial (loss) gain arising from experience adjustment	0	0
Return on plan assets excluding interest income	76,788	52,614
Subtotal in other comprehensive income	76,788	52,614
Other changes
Contributions paid by the employer	101,019	102,831
Benefits paid	(31,129)	(36,598)
Effect of changes in exchange rates and others	0	0
Subtotal of other changes	69,890	66,233
Balance at ending	2,542,831	2,367,273
Net defined benefit asset (liability) [Member]
Disclosure of reconciliation for net defined benefit asset (liability) and its components [line items]
Balance at beginning	(890,689)	(915,909)
Included in profit or loss
Service cost	(4,104)	(5,289)
Interest cost	(39,337)	(49,598)
Expected return on plan assets	28,880	35,408
Subtotal in profit or loss	(14,561)	(19,479)
Included in other comprehensive income
Actuarial (loss) gain arising from demographic assumptions	89,851	(15,795)
Actuarial (loss) gain arising from financial assumptions	(206,995)	(178,212)
Actuarial (loss) gain arising from experience adjustment	228,466	84,437
Return on plan assets excluding interest income	76,788	52,614
Subtotal in other comprehensive income	188,110	(56,956)
Other changes
Contributions paid by the employer	101,019	102,831
Benefits paid	2,807	317
Effect of changes in exchange rates and others	157	(1,493)
Subtotal of other changes	103,983	101,655
Balance at ending	$ (613,157)	$ (890,689)